Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 32,192,000	$ 33,878,000	$ 14,139,000
Adjustments to reconcile net income to net cash from operating activities
Security amortization, net	1,119,000	1,185,000	1,171,000
Depreciation	2,253,000	2,240,000	1,515,000
Amortization of core deposit intangible	913,000	945,000	366,000
Amortization of net deferred loan fees	(5,511,000)	(99,000)	(166,000)
Net (gain) loss on sale of securities	(94,000)	(32,000)	413,000
Net (gain) loss on equity securities	57,000	(121,000)	(26,000)
Provision for loan losses	10,112,000	1,035,000	780,000
Loans originated for sale	(308,742,000)	(126,690,000)	(78,252,000)
Proceeds from sale of loans	312,589,000	128,503,000	81,085,000
Net gain on sale of loans	(8,563,000)	(2,707,000)	(1,621,000)
Increase in cash surrender value of bank owned life insurance	(977,000)	(1,007,000)	(718,000)
Share-based compensation	617,000	531,000	428,000
Change in Accrued interest payable	(73,000)	47,000	(197,000)
Accrued interest receivable	(2,328,000)	(370,000)	(1,285,000)
Deferred taxes	(2,277,000)	663,000	151,000
Other, net	920,000	1,327,000	1,842,000
Net cash from operating activities	32,207,000	39,328,000	19,625,000
Cash flows used for investing activities:
Maturities, prepayments and calls of securities, available for sale	58,246,000	54,055,000	42,114,000
Sales of securities, available for sale	1,455,000	17,570,000	14,667,000
Purchases of securities, available for sale	(54,850,000)	(71,646,000)	(131,924,000)
Purchases of other securities	(257,000)		(3,247,000)
Redemption of other securities		741,000
Redemption of equity securities	247,000
Acquisition, net of cash acquired			143,797,000
Purchases of bank owned life insurance		(955,000)
Net loan originations	(342,903,000)	(146,877,000)	(98,945,000)
Proceeds from sale of OREO properties			34,000
Premises and equipment purchases	(1,972,000)	(3,201,000)	(1,472,000)
Proceeds from sale of premises and equipment	12,000	2,000	1,190,000
Net cash used for investing activities	(340,022,000)	(150,311,000)	(33,786,000)
Cash flows from financing activities:
Increase (decrease) in deposits	510,634,000	98,871,000	(100,974,000)
Net change in short-term FHLB advances	(101,500,000)	(87,100,000)	131,700,000
Repayment of long-term FHLB advances		(5,000,000)	(10,000,000)
Proceeds from long-term FHLB advances		125,000,000
Repayment of other borrowings	(183,695,000)
Proceeds from other borrowings	183,695,000
Increase (decrease) in securities sold under repurchase agreements	10,240,000	(3,525,000)	444,000
Cash payment for redemption of series B preferred stock		(402,000)
Purchase of treasury stock	(13,454,000)	(3,909,000)
Cash paid on fractional shares on preferred stock conversion		(2,000)
Cash dividends paid	(7,118,000)	(7,194,000)	(4,749,000)
Net cash from financing activities	398,802,000	116,739,000	16,421,000
Increase in cash and due from financial institutions	90,987,000	5,756,000	2,260,000
Cash and cash equivalents at beginning of year	48,535,000	42,779,000	40,519,000
Cash and cash equivalents at end of year	139,522,000	48,535,000	42,779,000
Supplemental disclosures of cash flow information:
Interest paid	10,211,000	12,907,000	7,751,000
Income taxes paid	7,095,000	5,700,000	1,600,000
Transfer of loans from portfolio to other real estate owned	$ 31,000
Transfer of premises to held-for-sale		76,000
Transfer of loans held-for-sale to portfolio			85,000
Securities purchased not settled		1,200,000	500,000
Conversion of preferred stock to common stock		$ 8,960,000	7,994,000
Acquisition of UCB
Consideration paid			117,344,000
Noncash assets acquired:
Securities available for sale			43,214,000
Equity securities			212,000
Loans held for sale			492,000
Loans receivable			298,319,000
FHLB Stock			3,527,000
Accrued interest receivable			950,000
Premises and equipment, net			5,291,000
Goodwill			49,756,000
Core deposit intangible			7,518,000
Bank owned life insurance			17,193,000
Other assets			10,361,000
Total non cash assets acquired			436,833,000
Liabilities assumed:
Deposits			475,944,000
Other liabilities			17,000
Total liabilities assumed			475,961,000
Net noncash liabilities acquired			(39,128,000)
Cash acquired			$ 156,472,000